CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total Revenues	$ 47,201	$ 44,054
Cost of revenues
Total cost of revenues	13,823	13,781
Gross profit	33,378	30,273
Operating expenses:
Research and development costs (net of grant participations of $68 and $281 for the six months ended June 30, 2025, and 2024, respectively)	13,252	14,475
Sales and marketing	14,599	15,701
General and administrative	6,643	6,206
Total operating expenses	34,494	36,382
Operating loss	(1,116)	(6,109)
Loss from extinguishment	(1,410)	0
Other income	100	0
Financial income, net	1,033	1,029
Loss before income tax expenses	(1,393)	(5,080)
Income tax expenses	628	786
Net loss	$ (2,021)	$ (5,866)
Net loss per share:
Net loss per share, basic	$ (0.05)	$ (0.16)
Net loss per share, diluted	$ (0.05)	$ (0.16)
Weighted average number of shares used in per share computations of net loss:
Weighted average number of shares used in per share computations of net loss, basic	39,944,413	38,562,065
Weighted average number of shares used in per share computations of net loss, diluted	39,944,413	38,562,065
Unrealized gain (loss) on available-for-sale marketable securities	$ 107	$ (10)
Total comprehensive profit (loss) from available-for-sale marketable securities	107	(10)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	3,108	(583)
Net amount reclassified to earnings from hedging transactions	(542)	(108)
Total comprehensive profit (loss) from hedge transactions	2,566	(691)
Other comprehensive loss	2,673	(701)
Total comprehensive profit (loss)	652	(6,567)
Products [Member]
Revenues
Total Revenues	14,040	16,759
Cost of revenues
Total cost of revenues	6,136	5,788
Services [Member]
Revenues
Total Revenues	33,161	27,295
Cost of revenues
Total cost of revenues	$ 7,687	$ 7,993